INVESTMENTS (Schedule of Investment Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2012	Sep. 30, 2012
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction	$ 206,400	$ 309,600